SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 17:-	SUBSEQUENT EVENTS

On September 26, 2023, Senstar Technologies Ltd., Senstar Technologies Corporation, a newly established Ontario corporation, and Can Co Sub Ltd., a Company organized under the laws of the State of Israel and a wholly-owned subsidiary of Senstar Technologies Corporation (“Merger Sub”) entered into a merger agreement (the “Merger Agreement”), pursuant to which Senstar Technologies Corporation would become the Parent Company of Senstar Technologies Ltd. as a result of a merger of Merger Sub with and into Senstar Technologies Ltd., with Senstar Technologies Ltd. surviving the Merger as a wholly-owned subsidiary of Senstar Technologies Corporation (the “Merger”). Pursuant to the Merger Agreement, Senstar Technologies Ltd. agreed to become domiciled in Ontario and become Senstar Technologies Corporation, an Ontario organized Company (the “Redomiciliation”).

Effective March 18, 2024 (the “Effective Time”), Merger Sub was merged with and into Senstar Technologies Ltd.. As a result of the Merger, (a) the separate corporate existence of Merger Sub ceased and Senstar Technologies Ltd. continued as the surviving company; (b) all the properties, rights, privileges, powers and franchises of Senstar Technologies Ltd. and Merger Sub vested in Senstar Technologies Ltd. (as the surviving company); (c) all debts, liabilities and duties of Senstar Technologies Ltd. and Merger Sub became the debts, liabilities and duties of Senstar Technologies Ltd. (as the surviving company); and (d) all the rights, privileges, immunities, powers and franchises of Senstar Technologies Ltd. continued unaffected by the Merger in accordance with the Israeli Companies Law, 5759-1999.

Each Senstar Technologies Ltd. ordinary share issued and outstanding immediately prior to the consummation of the Merger represented the right to receive, less any applicable withholding taxes, one (1) validly issued, fully paid and nonassessable common share of Senstar Technologies Corporation, representing the same proportional equity interest in Senstar Technologies Corporation as that shareholder held in Senstar Technologies Ltd.. The number of common shares of Senstar Technologies Corporation outstanding immediately after the Redomiciliation continued to be the same as the number of ordinary shares of Senstar Technologies Ltd. outstanding immediately prior to the Redomiciliation. Upon effectiveness of the Redomiciliation, the name of the Company became Senstar Technologies Corporation. The rights of shareholders of Senstar Technologies Corporation are governed under Ontario law and the Articles and By-Laws of Senstar Technologies Corporation.